Notes Payable and Convertible Notes Payable (Details) - USD ($)				1 Months Ended	3 Months Ended		12 Months Ended
	Mar. 12, 2018	Feb. 07, 2018	Nov. 15, 2017	May 31, 2017	Aug. 31, 2018	Aug. 31, 2017	May 31, 2018	May 31, 2017	Jan. 10, 2018
Notes Payable and Convertible Notes Payable (Details) [Line Items]
Debt Conversion, Original Debt, Amount					$ 0	$ 62,500	$ 150,000	$ 362,500
Debt Conversion, Converted Instrument, Shares Issued (in Shares)				10,816,960			132,192	10,816,960
Debt Instrument, Convertible, Conversion Price (in Dollars per share)				$ 0.25				$ 0.25
Stock Issued During Period, Shares, Other (in Shares)			250,000					7,609,910
Shares Issued, Price Per Share (in Dollars per share)				$ 0.125				$ 0.125
Other Nonoperating Gains (Losses)					0	0	$ 0	$ (951,239)
Debt Instrument, Interest Rate, Stated Percentage							6.00%
Notes Payable					3,834,242		$ 310,000
Repayments of Notes Payable					$ 310,000	$ 0	$ 100,000	0
Omnibus Loan Agreement [Member]
Notes Payable and Convertible Notes Payable (Details) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued (in Shares)	5,179,028
Debt Instrument, Convertible, Conversion Price (in Dollars per share)							$ 0.10
Debt Instrument, Interest Rate, Stated Percentage							0.25%
Second Omnibus Loan Agreement [Member]
Notes Payable and Convertible Notes Payable (Details) [Line Items]
Debt Instrument, Convertible, Conversion Price (in Dollars per share)									$ 0.3125
Note Payable to Todd Blatt [Member]
Notes Payable and Convertible Notes Payable (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		6.00%
Debt Instrument, Face Amount		$ 210,000
Interest Expense, Debt		$ 3,901
Notes Payable							$ 210,000
Note Payable to AJG Group [Member]
Notes Payable and Convertible Notes Payable (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		6.00%
Debt Instrument, Face Amount		$ 200,000
Interest Expense, Debt		2,696
Notes Payable							$ 100,000
Repayments of Notes Payable		$ 100,000
Insiders [Member]
Notes Payable and Convertible Notes Payable (Details) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued (in Shares)	5,179,028
Debt Conversion, Converted Instrument, Amount	$ 1,618,446
Principal [Member]
Notes Payable and Convertible Notes Payable (Details) [Line Items]
Debt Conversion, Original Debt, Amount				$ 2,537,750				2,537,750
Principal [Member] | Omnibus Loan Agreement [Member]
Notes Payable and Convertible Notes Payable (Details) [Line Items]
Debt Conversion, Original Debt, Amount	1,421,356
Principal [Member] | Insiders [Member]
Notes Payable and Convertible Notes Payable (Details) [Line Items]
Debt Conversion, Original Debt, Amount	1,421,356
Accrued Interest [Member]
Notes Payable and Convertible Notes Payable (Details) [Line Items]
Debt Conversion, Original Debt, Amount				$ 166,490				$ 166,490
Accrued Interest [Member] | Omnibus Loan Agreement [Member]
Notes Payable and Convertible Notes Payable (Details) [Line Items]
Debt Conversion, Original Debt, Amount	197,090
Accrued Interest [Member] | Insiders [Member]
Notes Payable and Convertible Notes Payable (Details) [Line Items]
Debt Conversion, Original Debt, Amount	$ 197,090
Minimum [Member] | Omnibus Loan Agreement [Member]
Notes Payable and Convertible Notes Payable (Details) [Line Items]
Debt Instrument, Convertible, Conversion Price (in Dollars per share)							$ 0.75
Maximum [Member] | Omnibus Loan Agreement [Member]
Notes Payable and Convertible Notes Payable (Details) [Line Items]
Debt Instrument, Convertible, Conversion Price (in Dollars per share)							$ 1.07